Stockholders' equity - Initial Public Offering (Details) $ in Thousands			12 Months Ended
	May 11, 2015 GBP (£) shares	May 11, 2015 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	Jun. 30, 2013 USD ($) shares
Stockholders' equity
Issuance of stock				$ 15,812	$ 6,599
Proceeds from issuance of common stock		$ 175,989	$ 175,989
Initial Public Offering
Stockholders' equity
Issuance of American Depositary Shares (in shares) | shares	11,250,000	11,250,000
Issuance of stock			175,989
Common stock
Stockholders' equity
Issuance of stock (in shares) | shares				70,208,600	29,638,000
Issuance of stock				$ 112	$ 48
Stock issuance costs		$ 13,387	$ 13,387
Common stock | Initial Public Offering
Stockholders' equity
Issuance of stock (in shares) | shares	67,500,000	67,500,000	67,500,000
Issuance of stock	£ 67,500	$ 104	$ 104